UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                    CityCityplaceWashington, StateD.C. 20549

                                   Form 13F/A

                        Form 13F CONFIDENTIAL COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON OR ABOUT MAY 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2007.


Report for the Calendar Year or Quarter Ended: MARCH 31, 2007

Check here if Amendment    [x];     Amendment Number: 2
         This Amendment (Check only one.):[ ] is a restatement
                                          [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lehman Brothers Holdings Inc.
Address: 745 Seventh Avenue
         New York, New York 10019

Form 13F File Number:      28-3182

The institutional investment manager filing this report and the person by whom it is signed herebyrepresent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James J. Killerlane III
Title: Vice President
Phone: 212 526-1695

Signature, Place and Date of Signing:

/s/ James J. Killerlane III
New York, NY
August 13, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                          FORM 13F/A SUMMARY PAGE



Report Summary:

         Number of Other Included Managers:              1

         Form 13F Information Table Entry Total:        10

         Form 13F Information Table Value Total:   456,329
                                                     (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                No.             Form 13F                File Number Name
                1               28-1159                 Lehman Brothers Inc.


Please note that confidential information has been omitted from this report and filed separately with the Securities and Exchange Commission.


                                TITLE OF             VALUE     SHRS OR SH/ PUT/ INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                   CLASS    CUSIP     (X$1000)   PRN AMT PRN CALL DISCRETION MANAGERS   SOLE   SHARED     NONE
-------------------------------- -------- --------- --------   ------- --- ---- ---------- -------- -------- -------- --------

CATALINA MARKETING CORP          COMMON   148867104    20527    650000 SH       DEFINED    01         650000    0        0
CBOT HOLDINGS INC                COMMON   14984K106    13612     75000 SH       DEFINED    01          75000    0        0
DELTA & PINE LAND CO             COMMON   247357106    37080    900000 SH       DEFINED    01         900000    0        0
FIELDSTONE INVESTMENT            REIT     31659U300     3070   1000000 SH       DEFINED    01        1000000    0        0
***HUB INTERNATIONAL LIMITED     COMMON   44332P101    19589    470000 SH       DEFINED    01         470000    0        0
KINDER MORGAN INC KANS           COMMON   49455P101   202457   1901900 SH       DEFINED    01        1901900    0        0
LAUREATE EDUCATION INC           COMMON   518613104    47176    800000 SH       DEFINED    01         800000    0        0
NORTHWESTERN CORP                COMMON   668074305    28344    800000 SH       DEFINED    01         800000    0        0
PLACER SIERRA BANCSHARES         COMMON   726079106    16912    625000 SH       DEFINED    01         625000    0        0
SERVICEMASTER CO (THE)           COMMON   81760N109    67562   4390000 SH       DEFINED    01        4390000    0        0